Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Balances and Transactions [Abstract]
Schedule of Relationships with Related Parties	Relationships with related parties
Name	Relationship
Mr. Shek Kin Pong	Chairman and Executive Director and Controlling Shareholder of the Company

Schedule of Amount Due from to a Director	Amount due from (to) a director consist of the following:
		As of December 31,
Name	Nature	2023	2024
		US$	US$
Mr. Shek Kin Pong	Fund transfer	18,414	(260,416)
		18,414	(260,416)

Scheule of Remuneration to Senior Management

Remuneration to senior management for the years ended December 31, 2022, 2023 and 2024 were:

	Years ended December 31,
	2022	2023	2024
	US$	US$	US$
Salaries and other short term employee benefits	84,570	246,665	212,997
Payments to defined contribution pension schemes	6,321	6,897	4,614
Total	90,891	253,562	217,611